Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities available-for-sale, Amount:
One year or less	$ 10,532
Over 1 through 5 years	21,970
Over 5 through 10 years	7,005
Over 10 years	2,966
Total	88,550	$ 85,809
Securities held-to-maturity, Amount:
One year or less	1,154
Over 1 through 5 years	4,238
Over 5 through 10 years	314
Over 10 years	14
Amortized cost	34,483	33,982
Mortgage-backed securities
Securities available-for-sale, Amount:
Without single maturity date	39,871
Securities held-to-maturity, Amount:
Mortgage-backed securities	28,763
Asset-backed securities
Securities available-for-sale, Amount:
Without single maturity date	6,206
U.S. Treasury
Securities available-for-sale, Amount:
One year or less	2,104
Over 1 through 5 years	6,876
Over 5 through 10 years	3,693
Over 10 years	2,758
Total	$ 15,431	20,076
Securities available-for-sale (Yield):
One year or less	2.51%
Over 1 through 5 years	1.70%
Over 5 through 10 years	2.21%
Over 10 years	3.11%
Total	2.18%
Securities held-to-maturity, Amount:
One year or less	$ 881
Over 1 through 5 years	2,937
Over 5 through 10 years	0
Over 10 years	0
Amortized cost	$ 3,818	4,727
Securities held-to-maturity (Yield):
One year or less	1.44%
Over 1 through 5 years	1.98%
Over 5 through 10 years	0.00%
Over 10 years	0.00%
Total	1.86%
U.S. government agencies
Securities available-for-sale, Amount:
One year or less	$ 25
Over 1 through 5 years	411
Over 5 through 10 years	1,513
Over 10 years	0
Total	$ 1,949	1,657
Securities available-for-sale (Yield):
One year or less	2.73%
Over 1 through 5 years	2.07%
Over 5 through 10 years	2.70%
Over 10 years	0.00%
Total	2.56%
Securities held-to-maturity, Amount:
One year or less	$ 135
Over 1 through 5 years	688
Over 5 through 10 years	200
Over 10 years	0
Amortized cost	$ 1,023	1,497
Securities held-to-maturity (Yield):
One year or less	1.69%
Over 1 through 5 years	2.04%
Over 5 through 10 years	2.58%
Over 10 years	0.00%
Total	2.10%
State and political subdivisions
Securities available-for-sale, Amount:
One year or less	$ 162
Over 1 through 5 years	774
Over 5 through 10 years	94
Over 10 years	14
Total	$ 1,044	2,247
Securities available-for-sale (Yield):
One year or less	2.90%
Over 1 through 5 years	3.26%
Over 5 through 10 years	2.57%
Over 10 years	2.50%
Total	3.13%
Securities held-to-maturity, Amount:
One year or less	$ 0
Over 1 through 5 years	3
Over 5 through 10 years	0
Over 10 years	14
Amortized cost	$ 17	$ 17
Securities held-to-maturity (Yield):
One year or less	0.00%
Over 1 through 5 years	5.68%
Over 5 through 10 years	0.00%
Over 10 years	4.76%
Total	4.94%
Other bonds, notes and debentures
Securities available-for-sale, Amount:
One year or less	$ 8,241
Over 1 through 5 years	13,909
Over 5 through 10 years	1,705
Over 10 years	194
Total	$ 24,049
Securities available-for-sale (Yield):
One year or less	1.19%
Over 1 through 5 years	0.99%
Over 5 through 10 years	0.87%
Over 10 years	1.67%
Total	1.06%
Securities held-to-maturity, Amount:
One year or less	$ 138
Over 1 through 5 years	610
Over 5 through 10 years	114
Over 10 years	0
Amortized cost	$ 862
Securities held-to-maturity (Yield):
One year or less	0.78%
Over 1 through 5 years	0.77%
Over 5 through 10 years	0.22%
Over 10 years	0.00%
Total	0.70%
Mortgage/ asset-backed
Securities available-for-sale, Amount:
Total	$ 46,077
Securities available-for-sale (Yield):
Total	2.87%
Securities held-to-maturity, Amount:
Amortized cost	$ 28,763
Securities held-to-maturity (Yield):
Total	2.94%
Mortgage/ asset-backed | Mortgage-backed securities
Securities available-for-sale, Amount:
Without single maturity date	$ 39,871
Securities available-for-sale (Yield):
Without single maturity date	2.87%
Securities held-to-maturity, Amount:
Mortgage-backed securities	$ 28,763
Securities held-to-maturity (Yield):
Without single maturity date	2.94%
Mortgage/ asset-backed | Asset-backed securities
Securities available-for-sale, Amount:
Without single maturity date	$ 6,206
Securities available-for-sale (Yield):
Without single maturity date	2.90%